Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 27,301	€ 19,709
Additions to liabilities	1,386	8,517
Business combinations	13,014	988
Interest on lease liabilities	1,341	1,267	€ 631
Lease payments	(4,150)	(3,129)
Others	245	(340)
Translation differences	(160)	289
Ending balance	38,977	27,301	19,709
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	25,137	18,115
Additions to liabilities	272	7,783
Business combinations	9,387	402
Interest on lease liabilities	1,230	1,210
Lease payments	(2,742)	(2,322)
Others	245	(340)
Translation differences	(66)	289
Ending balance	33,463	25,137	18,115
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,179	968
Additions to liabilities	522	663
Business combinations	547
Interest on lease liabilities	41	40
Lease payments	(681)	(492)
Translation differences	(94)
Ending balance	1,514	1,179	968
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	985	626
Additions to liabilities	592	71
Business combinations	3,080	586
Interest on lease liabilities	70	17
Lease payments	(727)	(315)
Ending balance	€ 4,000	€ 985	€ 626